UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):     [ ] is a restatement

                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Warburg Pincus LLC
Address:  450 Lexington Avenue
          New York, NY 10017-3147

Form 13F File Number:  28-14208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Arenare, Esq.
Title:     Managing Director and General Counsel
Phone:     (212) 878-0600


Signature, Place, and Date of Signing:

/s/ Scott A. Arenare     New York, NY     May 14, 2012
--------------------     ------------     -----------------

     [Signature]        [City, State]          [Date]

Report type (Check only one.):

[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this report manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:     11,545,381
                                            (thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number           Name

          1          28-04826                       Warburg Pincus & Co.

*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

Column 1                    Column 2     Column 3    Column 4    Column 5                 Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE     SHRS/PRN      SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)      AMT        PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None


ALLOS THERAPEUTICS, INC.    COM          019777101      38,664   26,124,430   SH         SHARED-OTHER  1             26,124,430
BRIDGEPOINT ED. INC.        COM          10807M105     856,431   34,589,220   SH         SHARED-OTHER  1             34,589,220
BUILDERS FIRSTSOURCE, INC.  COM          12008R107     104,117   24,613,907   SH         SHARED-OTHER  1             24,613,907
CERES, INC.                 COM          156773103      39,348    2,460,807   SH         SHARED-OTHER  1              2,460,807
CHINA BIOLOGIC PRODS.,
INC.                        COM          16938C106      58,166    6,267,917   SH         SHARED-OTHER  1              6,267,917
FIDELITY NATL. INFORMATION
SV., INC.                   COM          31620M106   1,362,870   41,149,467   SH         SHARED-OTHER  1             41,149,467
INTERMUNE, INC.             COM          45884X103         242       16,481   SH         SHARED-OTHER  1                 16,481
KOSMOS ENERGY LIMITED       SHS          G5315B107   2,043,980  154,379,137   SH         SHARED-OTHER  1            154,379,137
LAREDO PETROLEUM HOLDINGS,
INC.                        COM          516806106   2,388,164  101,884,117   SH         SHARED-OTHER  1            101,884,117
MBIA INC.                   COM          55262C100     452,361   46,159,252   SH         SHARED-OTHER  1             46,159,252
NATIONAL PENN BANCSHARES
INC.                        COM          637138108     229,057   25,882,172   SH         SHARED-OTHER  1             25,882,172



*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

NUANCE COMM. INC.[1]        COM          67020Y100   1,395,848   54,567,945   SH         SHARED-OTHER  1             54,567,945
PRIMERICA, INC.             COM          74164M108     413,758   16,412,440   SH         SHARED-OTHER  1             16,412,440
RDA MICRO-ELECTRONICS,
INC.[2]                     SPONS ADR    749394102     291,365   26,355,942   SH         SHARED-OTHER  1             26,355,942
7 DAYS GROUP HOLDINGS
LIMITED[3]                  ADR          81783J101     100,275    8,002,773   SH         SHARED-OTHER  1              8,002,773
STERLING FINL. CORP. WASH.  COM NEW      859319303     270,356   12,948,107   SH         SHARED-OTHER  1             12,948,107
SYNUTRA INTL. INC.[4]       COM          87164C102     103,301   17,568,151   SH         SHARED-OTHER  1             17,568,151
TARGA RES. CORP             COM          87612G101     395,445    8,700,652   SH         SHARED-OTHER  1              8,700,652
TORNIER N.V.                SHS          N87237108     475,239   18,491,809   SH         SHARED-OTHER  1             18,491,809

------------------------------------

[1]  The Nuance Communications, Inc. information reported includes 3,562,238 shares of Series B convertible preferred stock which converts into an equal number of common shares.

[2]  The RDA Micro-electronics, Inc. information reported consists of 143,135,652 Ordinary Shares directly held which are convertible into 23,855,942 SPONS ADR's and 15,000,000 Ordinary Shares indirectly held which are convertible into 2,500,000
     SPONS ADR's.

[3]  The 7 Days Group Holdings Limited information reported consists of 24,008,321 Ordinary Shares convertible into 8,002,773 ADR's.

[4]  The Synutra International, Inc. information reported includes 13,568,151 shares of common stock issuable as of March 31, 2012 pursuant to an exchangeable note.



*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

WEBSTER FINL. CORP. CONN.   COM          947890109     321,459   14,179,920   SH         SHARED-OTHER  1             14,179,920
WNS HOLDINGS LTD.           SPONS ADR    92932M101     174,956   14,519,144   SH         SHARED-OTHER  1             14,519,144
XUEDA ED. GROUP[5]          SPONS ADR    98418W109      29,979    7,312,000   SH         SHARED-OTHER  1              7,312,000

------------------------------------

[5]  The Xueda Ed. Group information reported includes 12,624,000 Ordinary Shares convertible into 6,312,000 SPONS ADR's.
